Memorandum items (Tables)	12 Months Ended
Dec. 31, 2018
Off-balance-sheet exposures
Schedule of contingent commitments

	Million of euros
	2018	2017	2016
Loans commitment granted	218,083	207,671	202,097
Of which doubtful	298	81	8
Financial guarantees granted	11,723	14,499	17,244
Of which doubtful	181	254	1,070
Financial guarantees	11,557	14,287	17,244
Credit derivatives sold	166	212	—
Other commitments granted	74,389	64,917	57,055
Of which doubtful	983	992	—
Technical guarantees	35,154	30,273	23,684
Other	39,235	34,644	33,371

Schedule of off-balance sheet funds managed by the entity and joint ventures

	Million of euros
	2018	2017	2016
Investment funds	127,564	135,749	129,930
Pension funds	11,160	11,566	11,298
Assets under management	19,131	19,259	18,032
	157,855	166,574	159,260